BONDS PAYABLE	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
26.	BONDS PAYABLE

On July 1, 2013 , the Company offered a maximum of $21,000,000 of units (the “Units”) for an aggregate of 840 Units; each Unit consisting of a $25,000 principal amount promissory note made by the Subscription Agreement and Confidential Private Placement Memorandum with maturity date two (2) years from the Initial Closing Date of the Offering September 30, 2013. The interest rate of 5% is paid annually. Commission, issue cost and discounts are amortized over 2 years from October 1, 2013.

The terms of the bonds are as follows:
Issue size:	$16,800,000
Number of units:	840 units
Principal value per unit:	$25,000 per unit
Net payable value /bond:	$20,000 per unit
Discounted value/bond:	$5,000 paid to bond holder
Maturity date:	2 years (September 30, 2015)
Participating interest:	5% per annum
Effective yield:	11.80% per annum

The first lot of bonds were issued on September 30, 2013

	September 30, 2013	December 31, 2012

5% Participating zeron coupon bonds repayable on September 30, 2015	$975,000	$-